Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash	$ 8,573,416	$ 4,573,996
Accounts receivables	491,856	344,340
Prepayment and other current assets	906,199	1,137,224
Total current assets	9,971,471	6,055,560
Non-current assets
Restricted cash – non-current	1,920,000	1,920,000
Property and equipment, net		19,691
Oil and gas property - subject to amortization, net	9,050,607	9,350,890
Oil and gas property - not subject to amortization	1,224,667	1,224,667
Right of use assets, net	711,702	881,639
Deferred charges	825,501	862,949
Other non-current assets	1,513,399	1,599,197
Total non-current assets	15,245,876	15,859,033
Total assets	25,217,347	21,914,593
Current liabilities
Accounts payables	676,450	899,638
Amount due to a related party	16,469	2,687
Short-term operating lease liabilities	492,223	556,756
Accrued expenses	243,109	351,596
Taxes payable	121,283	77,686
Other current liabilities	17,941	17,941
Total current liabilities	1,567,475	1,906,304
Non-current liabilities
Asset retirement obligations	739,670	776,669
Warrant liabilities	611,802	578,928
Long-term operating lease liabilities	219,479	324,883
Provision for post-employment benefits	146,279	136,936
Total non-current liabilities	1,717,230	1,817,416
Total liabilities	3,284,705	3,723,720
Commitments and contingencies (Note 10)
Shareholders’ equity
Preferred shares (par value $0.00267; 3,750,000 shares authorized, nil shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively)
Ordinary shares (par value $0.00267; 37,500,000 shares authorized, 14,987,474 and 13,600,519 shares issued and outstanding as of June 30, 2025 and December 31, 2024)	39,966	36,267
Additional paid-in capital	70,538,866	63,978,379
Accumulated deficit	(48,751,752)	(45,926,978)
Accumulated other comprehensive income	105,562	103,205
Total shareholders’ equity	21,932,642	18,190,873
Total liabilities and shareholders’ equity	$ 25,217,347	$ 21,914,593